GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Major Customers) (Details) - Sales [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue, Major Customer [Line Items]
Concentration risk, threshold percentage	0.00%	15.00%	0.00%
Network intelligence solutions [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	64.00%	77.00%	77.00%
Security Solutions [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	36.00%	23.00%	23.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	0.00%	15.00%	0.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	0.00%	0.00%	0.00%